Note 12 - Share-based Payments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
12	Share-based payments

12.1	Cash-settled share-based payments

12.1.1	Restricted Share Units and Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

12	Share-based payments (continued)

12.1	Cash-settled share-based payments (continued)

12.1.1	Restricted Share Units and Performance Units (continued)

PUs have a performance condition, determined on their grant date, based on metrics, such as, gold production, average normalised controllable cost per ounce of gold, resource development at Blanket Mine, financing and construction of Bilboes sulphide project and a performance period of one to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

PUs have rights to dividends only after they have vested.

PUs allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 28% - 110% probability that the performance conditions will be met and therefore a 28% - 110% (2023: 93-100%) average performance multiplier was used in calculating the estimated liability.

The liability as at December 31, 2024 amounted to $1,045 ( December 31, 2023: $1,294). Included in the liability as at December 31, 2024 is an amount of $324 (2023: $660 2022: $853) that was expensed and classified as production costs; refer to note 8.

The cash-settled share-based expense for PUs for the period amounted to $201 (2023: $463, 2022: $609). During the period PUs to the value of $83 were settled in share capital (net of employee tax) (2023: $351, 2022: $804) with the employee tax portion recognised in profit or loss.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	December 31, 2024	December 31, 2023
	PUs	PUs
Risk free rate	4.55%	3.88%
Fair value (USD)	9.41	12.20
Share price (USD)	9.41	12.20
Performance multiplier percentage	28% - 110%	93-100%
Volatility	0.77	0.90
January exercise price – 2020 awards (USD)	–	13.10
January exercise price – 2021 awards (USD)	11.89	13.10
January exercise price – 2022 awards (USD)	11.89	13.10
April exercise price – 2023 awards (USD)	10.87	–

12	Share-based payments (continued)

12.1	Cash-settled share-based payments (continued)

12.1.1	Restricted Share Units and Performance Units (continued)

	December 31, 2024	December 31, 2023
Share units granted:	PUs	PUs
Grant - January 11, 2021	35,341	56,244
Grant - May 14, 2021	482	964
Grant - June 1, 2021	375	1,310
Grant - June 14, 2021	199	398
Grant - September 6, 2021	229	458
Grant - September 20, 2021	230	460
Grant - October 1, 2021	508	1,016
Grant - October 11, 2021	225	450
Grant - November 12, 2021	923	1,846
Grant - December 1, 2021	225	900
Grant - January 11, 2022	41,381	75,198
Grant - January 12, 2022	556	825
Grant - May 13, 2022	1,894	2,040
Grant - June 1, 2022	–	1,297
Grant - July 1, 2022	1,899	2,375
Grant - October 1, 2022	1,800	2,024
Grant - April 7, 2023	73,462	79,521
Grant - May 15, 2023	–	581
Grant - June 1, 2023	617	617
Grant - June 7, 2023	572	572
Grant - August 10, 2023	5,514	5,514
Grant - September 1, 2023	1,617	1,617
Grant - October 3, 2023	14,258	14,258
Grant - April 8, 2024	169,141	–
Grant - June 10, 2024	1,406	–
Grant - June 17, 2024	1,155	–
Grant - July 1, 2024	1,461	–
Grant - August 12, 2024	1,554	–
RSU dividends reinvested	–	–
Settlements/ terminations	(110,235)	(68,171)
Total awards outstanding	246,789	182,314

12	Share-based payments (continued)

12.2	Restricted Share Units and Performance Units (continued)

12.2.1	EPUs

PUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“EPUs”) have a performance condition, determined on their grant date, based on gold production, average normalised controllable cost per ounce of gold, resource development at Blanket Mine, financing and construction of Bilboes sulphide project and a performance period of three years. The number of EPUs that vest will be the relevant portion of the EPUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

EPUs have rights to dividends only after they have vested.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date.

The fair value of the EPUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance percentage. At the reporting date it was assumed that there is a 42% - 105% probability that the performance conditions will be met and therefore a 42% - 105% (2023: 100%) performance multiplier was used in calculating the expense. The equity-settled share-based expense for EPUs as at December 31, 2024 amounted to $652 (2023: $640, 2022: $417). An amount of $110 (2023: $Nil; 2022: $Nil) was expensed and classified as production costs; refer to note 8.

The following assumptions were used in estimating the fair value of the equity-settled share-based payment on:

Grant date	January 24, 2022	April 7, 2023	April 8, 2024	May 13, 2024
Number of units – remaining at reporting date	113,693	80,773	125,433	13,140
Share price (USD) - grant date	11.50	16.91	10.91	10.01
Fair value (USD) - grant date	10.15	15.33	9.53	10.02
Performance multiplier percentage at grant date	100%	100%	100%	100%
Performance multiplier percentage at December 31, 2024	105%	42%	97%	97%

12.2.2	Equity Restricted Share Units

RSUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“ERSUs”) vest on the date as specified in the ERSUs agreement given that the service conditions of the relevant employees have been fulfilled. The value of the vested ERSUs is the number of ERSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

ERSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional ERSUs at the then applicable share price. The fair value of the RSUs at the grant date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation.

12	Share-based payments (continued)

12.2	Restricted Share Units and Performance Units (continued)

12.2.2	Equity Restricted Share Units (continued)

The following assumptions were used in estimating the fair value of the equity-settled share-based payment that are in issue on:

Grant date	May 13, 2024
Vesting date	September 30, 2024
Number of units granted	26,404
Share price (USD) - grant date	10.01
Fair value (USD) - grant date	10.02
Performance multiplier percentage at grant date	100%

The equity-settled share-based expense for ERSUs as at December 31, 2024 amounted to $402 (2023: $Nil; 2022: $Nil). During the year ERSUs to the value of $220 were settled in share capital (net of employee tax) with the employee tax portion recognised in profit or loss.

12.2.3	Share option programs

The maximum term of the options under the OEICP is ten years. Equity-settled share-based payments under the OEICP will be settled by physical delivery of shares. Under the OEICP the aggregate number of shares that may be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not exceed 10% of the aggregate issued and outstanding shares issued of the Company. At December 31, 2024 the Company had 10,000 (2023: 20,000) options outstanding granted to the employees of 3PPB Plc (providing US investor relations services to Caledonia), P Chidley and P Durham in equal units each.

The fair value of share-based payments noted above was estimated using the Black-Scholes valuation model as the fair value of the services could not be estimated reliably. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value

The equity-settled share-based expense relating to grants amounted to $Nil (2023: $Nil, 2022: $67). Options to the value of $37 were exercised during the year.